NATURE OF OPERATIONS AND GOING CONCERN (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Nature Of Operations And Going Concern [Abstract]
Net loss for the year	$ (4,000,671)	$ (1,068,391)	$ (401,105)
Cash used in operating activities	1,686,043	1,791,812	276,699
Cash and cash equivalents	907,551	630,623	$ 1,094,550	$ 1,902,133
Working capital (current assets less current liabilities) surplus	9,039,896	12,393,162
Accumulated deficit	$ 7,020,522	$ 3,019,851